QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Jones & Keller, P.C.
1999 Broadway, suite 3150
Denver, CO 80202

(Name and address of agent for service)

(800) 527-9525
Registrant's telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2011

EASTERN EUROPEAN EQUITY FUND SCHEDULE OF INVESTMENTS September 30, 2011 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
	COMMON STOCK	75.25%

	CZECH REPUBLIC	2.36%
11,000	CEZ		424,849
50,000	New World Resources VB-W/I		358,483
			$ 783,332

	GEORGIA	1.75%
47,000	Bank of Georgia Regs GDR		582,800

	GERMANY	0.03%
9,000	Magnat Real Estate Opps		9,745

	GREAT BRITAIN	1.98%
200,600	High River Gold Mines Ltd.		254,779
124,700	Highland Gold Mining Ltd.		313,658
590,000	Lewis Charles Romania Property Fund Ltd.		59,914
106,500	Trans Balkan Investments		6,655
22,000	Ukraine Opportunity Trust PL		22,001
			657,007

	HUNGARY	0.46%
267,793	Ablon Group		152,706

	POLAND	6.04%
19,679	Grupa Lotos SA		151,382
57,600	Polski Koncern Naftowy		640,585
7,000	Powszechny Zaklad Ubezpie		672,031
350,000	Tauron Polska Energia SA		544,025
			2,008,023

	RUSSIA	50.57%
240,000	Gazprom OAO Spon ADR		2,325,600
140,000	Integra Group Holdings GDR		228,200
77,000	JSC MMC Norilsk Spon ADR		1,673,210
31,500	Lukoil Holdings Spon ADR		1,601,775
40,000	Magnit OJSC Spon GDR		764,800
22,000	Mail.RU Group LTD GDR REGS		643,500
28,000	Mobile Telesystems Spon ADR		344,400
3,000,000	Mosenergo		181,500
7,000	Novatek OAO Spons GDR Regs		813,400
28,300	Novolipetsk Steel GDR Reg S		579,584
3,250,000	OGK-4		211,250
10,450,000	OGK-6		229,900
1	OAO Open Investments GDR		3
394,000	Rosneft Oil Co. OAO GDR Reg S		2,314,750
95,000	Rostelekom		515,375
180,000	Rushydro Sponsored ADR Reg S		619,200
400,000	Sberbank RF		876,000
120,000	Severstal GDR Reg S		1,264,800
10,000	TMK GDR Regs		91,800
250,000	VTB Bank OJSC-GDR		1,034,500
18,000	X 5 Retail Group NV Regs GDR		498,600
			16,812,147

	TURKEY	12.06%
79,800	Akbank T AS		315,690
58,700	Akfen Holding AS		296,759
60,000	Aksigorta AS		43,333
49,000	Coca-Cola Icecek AS		668,158
140,000	Haci Omer Sabanci Holding		490,460
220,000	Turk Telekomunikasyon AS		946,211
320,000	Turkiye Garanti Bankasi		1,248,680
			4,009,291

	Total Securities	75.25%	$ 25,015,051
	Cash and Cash Equivalents	24.75%	8,228,510
	TOTAL INVESTMENTS	100.00%	$ 33,243,561

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 24,948,482	66,569	-	$ 25,015,051

REMS REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS September 30, 2011
Number of Shares	Security Description	% of Total Investments	Fair Value
LONG POSITIONS
COMMON STOCKS	86.16%

APARTMENT	3.78%
239,900	Apartment Investment & Management Co. "A"	$ 5,306,588
DIVERSIFIED/OTHER	15.12%
147,700	CB Richard Ellis Group, Inc.	1,988,042
447,906	Crexus Investment Corp.	3,977,406
468,900	Duke Realty Corp.	4,923,450
582,900	HFF Inc.	5,094,546
493,709	Kennedy-Wilson Holdings Inc.	5,233,315
21,216,759
HEALTHCARE	7.60%
80,000	Alexandria Real Estate Equities, Inc.	4,911,200
197,600	Biomed Realty Trust	3,274,232
658,033	Cogdell Spencer Inc.	2,480,784
10,666,216
HOTEL	10.96%
266,400	Gaylord Entertainment Company	5,152,176
1,291,668	Hersha Hospitality Trust	4,469,171
202,100	Wyndham Worldwide Corp.	5,761,871
15,383,218
MORTGAGE	8.22%
434,500	Colony Financial Inc.	5,613,740
1,796,000	Northstar Realty Finance Corp.	5,926,800
11,540,540
MULTI-FAMILY	8.98%
44,600	Camden Property Trust	2,464,596
248,800	Colonial Properties Trust	4,518,208
159,800	Sun Communities, Inc.	5,623,362
12,606,166
OFFICE/INDUSTRIAL	15.23%
256,700	Brookfield Properties Corp.	3,534,759
687,000	Cousins Properties, Inc.	4,018,950
467,700	First Industrial Realty Trust	3,741,600
129,600	Liberty Property Trust	3,772,656
438,500	Mission West Properties, Inc.	3,328,215
60,100	PS Business Parks, Inc.	2,977,354
21,373,534
RETAIL	16.25%
412,300	CBL & Associates Properties, Inc.	4,683,728
486,100	Developers Diversified Realty Corp.	5,298,490
473,500	Excel Trust Inc.	4,555,070
1,375,500	Kite Realty Group Trust	5,034,330
393,600	Ramco-Gershenson Properties Trust	3,227,520
22,799,138

TOTAL COMMON STOCKS	120,892,159

PREFERRED STOCK	8.30%

DIVERSIFIED/OTHER	0.16%
9800	Kite Realty Group, Series A, 8.250%	220,500
MORTGAGE	3.63%
161,200	ISTAR Financial Inc, Series I, 7.500%	2,593,708
126,400	Northstar Realty Financial, Series B, 8.250%	2,495,136
5,088,844
OFFICE	1.65%
105,100	First Industrial Realty Trust, Series J, 7.250%	2,313,251

RETAIL	2.87%
73,500	Glimcher Realty Trust, Series G, 8.125%	1,734,600
59,600	Kite Realty Group Trust, Series A, 8.250%	2,286,852
4,021,452

TOTAL PREFERRED STOCKS	11,644,047

TOTAL LONG POSITIONS	132,536,206

Total Securities	94.46%	$ 132,536,206
Cash and Cash Equivalents	5.54%	7,780,305
TOTAL INVESTMENTS	100.00%	$ 140,316,511

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Level 1	Level 2	Level 3
Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 120,892,159	-	-	$ 120,892,159
Preferred Stocks	11,644,047	-	-	11,644,047
$ 132,536,206	$ -	$ -	$ 132,536,206

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS September 30, 2011 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
LONG POSITIONS
COMMON STOCKS	46.14%

DIVERSIFIED/OTHER	10.56%
126,000	Crexus Investment Corp.	$ 1,118,880
99,900	Duke Realty Corp.	1,048,950
164,200	Resource Capital Corp.	821,000
38,100	Washington Real Estate Investment Trust	1,073,658
4,062,488
HEALTHCARE	7.06%
166,500	Cogdell Spencer Inc.	627,705
62,600	Healthcare Realty Trust	1,054,810
48,000	Senior Housing Properties Trust	1,033,920
2,716,435
MORTGAGE	2.64%
78,500	Colony Financial Inc.	1,014,220

MULTI-FAMILY	5.08%
102,500	Campus Crest Communities, Inc.	1,115,200
23,830	Sun Communities, Inc.	838,578
1,953,778
OFFICE/INDUSTRIAL	8.22%
124,400	Brandywine Realty Trust	996,444
35,600	Liberty Property Trust	1,036,316
148,547	Mission West Properties Inc.	1,127,472
3,160,232
RETAIL	12.58%
51,400	Agree Realty Corp	1,119,492
83,700	CBL & Associates Properties, Inc.	950,832
109,800	Excel Trust, Inc.	1,056,276
44,900	Primaris Retail Real Estate (Canada)	878,208
101,500	Ramco-Gerhenson Properties Trust	832,300
4,837,108

TOTAL COMMON STOCKS	17,744,261

PREFERRED STOCK	52.41%

APARTMENT	2.41%
10,800	Apartment Investment & Management Co., Series U, 7.750%	267,624
27,800	Apartment Investment & Management Co., Series Z, 7.000%	660,806
928,430
DIVERSIFIED/OTHER	3.33%
2,058	Duke Realty Corp., Series M, 6.950%	51,841
14,300	Dupont Fabros Technology Inc., Series A, 7.875%	365,651
15,300	Entertainment Property Trust, Series D, 7.375%	369,495
20,000	Vornado Realty Trust, Series H, 6.750%	494,800
1,281,787
HEALTHCARE	2.76%
20,800	Cogdell Spencer Inc., Series A, 8,500%	488,800
22,700	HCP Inc., Series F, 7.100%	574,083
1,062,883

HOTEL	5.27%
15,000	Hersha Hospitality Trust, Series A, 8.000%	344,400
16,100	Hersha Hospitality Trust, Series B, 8.000%	359,674
6,000	LaSalle Hotel Properties, Series D, 7.500%	141,960
26,600	LaSalle Hotel Properties, Series G, 7.250%	644,518
23,600	Sunstone Hotel Investors, Series A, 8.000%	536,664
2,027,216
MORTGAGE	3.84%
20,473	ISTAR Financial Inc, Series D, 8.000%	366,262
22,250	ISTAR Financial Inc., Series I, 75.00%	358,002
36,600	Northstar Realty Financial, Series A, 8.750%	751,032
1,475,296
MULTI-FAMILY	3.10%
36,800	Equity Lifestyle Properties, Series A, 8.034%	919,264
10,100	Essex Property Trust Inc., Series H, 7.125%	256,035
686	UDR Inc., Series G, 6.750%	17,321
1,192,620
OFFICE/INDUSTRIAL	18.48%
22,600	Brandywine Realty Trust, Series C, 7.500%	559,576
25,900	Corporate Office Properties Trust, Series H, 7.500%	648,536
21,900	Cousins Properties Inc, Series A, 7.750%	540,492
15,500	Cousins Properties, Inc., Series B, 7.5005	374,945
43,400	First Industrial Realty Trust, Series J, 7.250%	955,234
34,050	Kilroy Realty Corp., Series F, 7.500%	850,910
38,600	Lexington Realty Trust, Series D, 7.550%	924,470
11,700	Prologis Inc., Series M, 6.750%	278,226
10,000	Prologis Inc., Series O, 7.000%	244,000
18,000	PS Business Parks, Inc., Series H, 7.0005	449,640
14,000	PS Business Parks, Inc., Series O, 7.3750%	350,000
574	Public Storage, Series C, 6.6005	14,430
37,200	SL Green Realty Corp., Series C, 7.625%	915,120
7,105,579
RETAIL	13.21%
40,200	CBL & Associates Properties, Inc., Series D, 7.375%	927,414
38,800	Developers Diversified Realty Corp., Series H, 7.375%	912,576
33,200	Glimcher Realty Trust, Series G, 8.125%	783,520
30,400	Kite Realty Group Trust, Series A, 8.2505	684,000
22,800	Ramco-Gershenson Properties Trust, Series D, 7.250%	874,836
35,800	Regency Centers Corp., Series D, 7.250%	898,580
5,080,926

TOTAL PREFERRED STOCKS	20,154,737

TOTAL LONG POSITIONS	37,898,998

Total Securities	98.55%	$ 37,898,998
Cash and Cash Equivalents	1.45%	557,456
TOTAL INVESTMENTS	100.00%	$ 38,456,454

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Level 1	Level 2	Level 3
Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 17,744,261	-	-	$ 17,744,261
Preferred Stocks	20,154,737	-	-	20,154,737
$ 37,898,998	$ -	$ -	$ 37,898,998

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to allow  timely  decisions   regarding  required   disclosure.   The  Registrant's management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  November 29, 2011

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date: November 29, 2011